Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Further netting potential not recognized on the balance sheet	$ (169.3)	$ (132.8)
of which: netting of recognized financial liabilities	(142.1)	(110.3)
of which: netting with collateral received	(27.2)	(22.4)
Assets, after consideration of further netting potential	24.5	15.6
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	51.3	41.6
Further netting potential not recognized on the balance sheet	(31.5)	(25.8)
of which: netting of recognized financial liabilities	(29.7)	(24.1)
of which: netting with collateral received	(1.8)	(1.7)
Assets, after consideration of further netting potential	$ 19.8	$ 15.7